SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula’s and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parent’s ownership interest in a subsidiary with a loss of control is resulted in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between 1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and 2) the carrying amount of the former subsidiary’s assets and liabilities.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets.

The amounts of consolidated net earnings attributable to Formula's shareholders and to the non-controlling interests are presented on the consolidated statement of income.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2011	-
Redeemable non-controlling interests	11,116
Net income attributable to redeemable non-controlling interests	353

December 31, 2011	11,469

e.	Cash equivalents

Cash and cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

f.	Short-term deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value.

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale or as trading and reported at fair value.

Unrealized gains and losses from marketable securities classified as "available for sale" are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in Staff Accounting Bulletin ("SAB") Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities," are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer of the securities, and the intent and ability of the Company to retain its investment for a period of time that is sufficient to allow for any anticipated recovery in market value. During 2011, $ 514 of other-than-temporary impairment on equity marketable securities was recorded. See further details in Note 4.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an-other-than-temporary impairment loss is deemed to exist and is recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned above do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporarily impaired.

For debt securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statements of income is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income.

During 2011, $ 200 of other-than-temporary impairment on debt marketable securities was recorded. See further details in Note 4.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the statements of income.

h.	Inventories

Inventories are mainly comprised of hardware. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly. No such impairments have been recognized in any period presented.

i.	Investments in affiliates

Affiliates are companies over which significant influence is exercised, but which are not consolidated subsidiaries, and are accounted for by the equity method, net of write-down for decrease in value that is not of a temporary nature.

j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and equipment	7-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

k.	Intangible assets

Intangible assets are comprised of capitalized software development costs and other intangible assets:

1.	Research and development costs:

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged as expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed." The Group’s technological feasibility is established upon completion of a detailed program design or working model.

Capitalized software development costs are amortized on a product by product basis. Amortization is performed by applying the greater of the amount computed by using the: (i) ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated economic useful life of the product (three to five years).

The Group assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economic useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2009, 2010 and 2011, no impairment losses were identified.

During the years ended December 31 2009, 2010 and 2011, capitalized software development costs of consolidated subsidiaries aggregated to $ 6,800, $ 9,000 and $ 8,300, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 8,400, $ 9,100 and $ 6,300, respectively.

2.	Other intangible assets:

Other intangible assets are comprised mainly of customer related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

l.	Impairment of long-lived assets and intangible assets subject to amortization

The Company’s long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During each of the years ended December 31, 2009, 2010 and 2011, no impairment was identified.

m.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value.

The Company performed its annual goodwill impairment test with respect to its reporting units (7 and 6 reporting units as of December 31, 2010 and 2011, respectively) at December 31 of each year, or more often if indicators of impairment were present. As required by ASC 350, the impairment test was accomplished using a two- step approach. The first step of the goodwill impairment test compared the fair value of each reporting unit with its carrying amount, including goodwill. Upon applying this step (‘step 1’) to each reporting unit, if the Company determined that the fair value exceeded the carrying value of the reporting unit net assets, goodwill was considered not impaired, and no further testing was required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all of the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded for the excess, if any; of the carrying value of goodwill over its implied fair value (‘step 2’).

As of December 31, 2010 and 2011, the estimated fair values of the Company’s reporting units ranged from 5% to 112% and from 10% to 28%, respectively, above their carrying values, thereby obviating the need to proceed to step 2 of the goodwill impairment test under ASC 350.

During the years ended December 31, 2009, 2010 and 2011, no impairment was required for any of the Company’s reporting units.

n.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives (until their completion or abandonment), contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

o.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. These include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which consolidation is appropriate if an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

The U.S. based consulting and staffing services business that was acquired by Magic through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

p.	Severance pay

Formula’s and its subsidiaries’ obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel’s Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment, and are presented on an undiscounted basis. Employees are entitled to one month’s salary for each year of employment or a portion thereof. The severance pay liability to the Company’s Israeli employees pursuant to Israeli law and employment agreements is covered in part by managers’ insurance policies, for which Formula and its Israeli subsidiaries make monthly payments. These funds are recorded as assets on the Company’s balance sheet. The Company can only make withdrawals from these funds for payments of severance pay.

Formula’s and its Israeli subsidiaries’ agreements with certain of their Israeli employees are entered into in accordance with Section 14 of the Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance payment obligations in respect of those employees. Deposits under Section 14 are not recorded as an asset on the Company’s balance sheet.

Total expenses (gain) in respect of severance pay for the years 2009, 2010 and 2011 were ($ 1,100), $ 1,300 and $ 1,391, respectively.

q.	Revenue Recognition

The Company, through Formula’s subsidiaries, derives its revenues primarily from the sale of IT services which also includes: software products including maintenance, integration and infrastructure, training and deployment. In addition, the Company generates revenues from the sale of software licenses, related maintenance and technical support as well as related IT professional services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, no significant Company obligations remain, collection of the resulting receivable is reasonably assured, and the fees are fixed or determinable.

Revenues derived from software license agreements are recognized in accordance with ASC 985-605 "Software - revenue recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Revenues from professional services provided on an hourly basis are recognized as the services are rendered.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Company also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

Revenues from license fees that involve significant implementation and customization of the Company’s software to customer specific requirements and which are considered essential to the functionality of the product are generated by fixed-price or time-and-materials contracts. Revenues generated by fixed-price contracts are recognized in accordance with ASC 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts" using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010 and 2011, no estimated losses were identified.

Revenues from time-and-materials contracts for which the Company is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met.

Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

r.	Provision for warranty

The Company records provision for warranty in respect to products and service based on past experience.

s.	Advertising costs

The Company records advertising expenses as incurred. Advertising costs amounting to $ 2,400, $ 2,400 and $ 2,500 were recorded in the years 2009, 2010 and 2011, respectively.

t.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "asset and liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities.

u.	Basic and diluted net earnings per share

Earnings per share ("EPS") are computed in accordance with the provisions of ASC 260 "Earnings per Share." ASC 260 requires the presentation of both basic and diluted EPS. Basic net earnings per share are computed based on the weighted average number of Formula’s ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential ordinary shares considered outstanding during the year.

v.	Treasury shares

In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.

w.	Concentration of credit risks

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group’s cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group’s trade receivables are derived from sales to large organizations located mainly in Israel, North America and Europe. The Group performs ongoing credit evaluations of its customers and has established an allowance for doubtful accounts based upon factors relating to the credit risk of specific customers and other information. In certain circumstances, Formula and its subsidiaries may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The doubtful accounts expense for the years ended December 31, 2009, 2010 and 2011 was $ 468, $ 487 and $ 658, respectively. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time. The transfer of financial assets is typically performed by the sale of receivables to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. There are no outstanding sales of receivables as of December 31, 2009, 2010 and 2011.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company’s other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company’s effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company has entered into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company’s non-dollar currency exposure (see Note 2(y) below).

x.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

Until the end of 2009, certain of Formula’s subsidiaries used the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant, which requires a number of assumptions, of which the most significant are the expected stock price volatility, and the expected option term. Commencing in 2010, all subsidiaries but one used the Binomial Lattice option-pricing model (the "Binomial model") to measure the fair values of awards at the date of grant. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on historical experience of similar options, giving consideration to the contractual terms of the stock options.

Stock based compensation expenses recorded on the subsidiaries’ level are presented in non-controlling interests.

The fair value for the Company’s subsidiaries’ share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	2009	2010	2011

Dividend yield	0%	0%	0%
Expected volatility	63%	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.73%-3.7%	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.8%	9.7%	8.4%
Expected forfeiture (executives)	7.5%	7.1%	5.2%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple (employees)	2.35	2.3	2.7
Suboptimal exercise multiple (executives)	3	3	3.2

Sapiens (Black-Scholes model for grants during 2009):

2009

Expected term	4.25 years
Dividend yield	0%
Expected volatility	90%
Risk-free interest rate	1.8% - 2.5%

For grants of Sapiens’ employees commencing January 1, 2010 (the Binomial model):

	2010	2011

Contractual life of	6 years	6 years
Expected exercise factor	2.5	2.5
Dividend yield	0%	0%
Expected volatility	66%	70%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%

There were no grants by Matrix during 2009 and 2010. During 2011, Matrix granted 2,250,000 options using the following assumptions in the Black-Scholes model.

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

For grants to Formula’s employees - see Note 12

y.	Derivatives instruments

A portion of the Company’s revenues and expenses is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments primarily hedge or offset exposures in Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative’s gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, using forward contracts and put and call options, in order to hedge against the risk of overall changes in future cash flows, hedging portions of their forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts entered into by the Company to purchase NIS with U.S dollars was $845 and $2,591 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 1,007 and $506 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was $ 1,067 and $ 0 at December 31, 2010 and 2011.

At December 31, 2011, the effective portion of the Company’s cash flow hedges before tax effect was $ (12), all of which is expected to be reclassified from accumulated other comprehensive income to revenues within the next 12 months.

Matrix’s and Sapiens’ transactions did not qualify as hedging instruments under ASC 815, resulting in recognition of gains or losses related to the transactions in current earnings during the period.

z.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as hedge, unrealized gain and loss on available-for-sale marketable securities and adjustments to redeemable non-controlling interest.

aa.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -        Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -      Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -        Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities and foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

ab.	Discontinued operations:

Under ASC 205 "Presentation of Financial statements – Discontinued Operation," when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

ac.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

ad.	Capital lease:

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases." Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

ae.	Recently issued accounting pronouncements:

In September 2011, FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other." The revised accounting standard update is intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.

This accounting standard update is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income." The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012.